Vessels (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Vessels

December 31, 2018	Cost	Accumulated depreciation	Net book value
Vessels	$8,004,011	$2,077,737	$5,926,274

December 31, 2017	Cost	Accumulated depreciation	Net book value
Vessels	$6,116,091	$1,725,237	$4,390,854
Vessels under construction	146,362	—	146,362
Vessels	$6,262,453	$1,725,237	$4,537,216